Issued capital (Tables)	3 Months Ended
Dec. 31, 2022
Disclosure Of Issued Capital [Abstract]
Summary of Warrants and Share Options

The following outlines the movements of the Company's common share purchase warrants, share options and RSUs:

	Reserves
	Warrants	Share Based Awards	Total
	($)	($)	($)
Balance at September 30, 2020	—	—	—
Initial public offering:
Common share purchase warrants issued to for cash	7,045	—	7,045
Underwriters’ fees and issuance costs	(416)	—	(416)
Ely Warrants recognized in equity	2,603	—	2,603
Exercise of Ely Warrants	(27)	—	(27)
Share-based compensation - share options	—	2,199	2,199
Balance at September 30, 2021	9,205	2,199	11,404
Exercise of Ely Warrants	(913)	—	(913)
Share options issued to replace Golden Valley’s share options	—	8,991	8,991
Share-based compensation - share options	—	1,551	1,551
Share-based compensation - RSUs	—	341	341
Balance at September 30, 2022	8,292	13,082	21,374
Share-based compensation - share options	—	845	845
Share-based compensation - RSUs	—	201	201
Balance at December 31, 2022	8,292	14,128	22,420

Summary of Share Options Activities

The following outlines the movements of the Company's common share options:

	Number of options	Weighted Average Exercise Price ($)
Balance at September 30, 2020	—	—
Granted	3,016,200	4.97
Balance at September 30, 2021	3,016,200	4.97
Golden Valley share options exchanged for GRC share options (Note 3)	2,498,045	1.32
Granted	577,031	4.52
Forfeited	(61,200)	4.26
Balance at September 30, 2022	6,030,076	3.42
Granted	2,271,592	2.58
Forfeited	(65,000)	4.29
Balance at December 31, 2022	8,236,668	3.18

Summary of Fair Value Assumptions

The fair values of the share options granted during the three months ended December 31, 2022, and year ended September 30, 2022, and 2021 were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Three months ended December 31, 2022	Year ended September 30, 2022	Year ended September 30, 2021
Risk-free interest rate	1.90%	1.39%	34.00%
Expected life (years)	2.93	2.87	2.99
Expected volatility	42.12%	47.99%	37.00%
Expected dividend yield	0.65%	0.14%	0.00%
Estimated forfeiture rate	1.72%	0.50%	1.98%

Summary of Range of Options Outstanding and Exercisable

A summary of share options outstanding and exercisable as at December 31, 2022, are as follows:

	Options Outstanding			Options Exercisable
Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
1.00 to 1.99	2,450,929	1.38	1.97	2,450,929	1.38	1.97
2.00 to 2.99	2,368,708	2.44	4.34	633,764	2.44	4.34
3.00 to 3.99	17,514	3.06	4.38	8,757	3.06	4.38
4.00 to 4.99	894,517	4.66	3.84	639,759	4.66	3.84
5.00 and above	2,505,000	5.00	3.18	2,505,000	5.00	3.18
	8,236,668	3.18	3.66	6,238,209	3.28	3.30